Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Officers [Member]
Schedule of Balances with Related Parties [Line Items]
Nature of transaction	Salaries and related
Related parties transaction	$ (314)	$ (292)
Directors [Member]
Schedule of Balances with Related Parties [Line Items]
Nature of transaction	Compensation for directors
Related parties transaction	$ (40)	$ (40)